Securitisations - Disclosure of continuing involvement in financial assets that have been derecognised (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	£ 3,883	£ 4,892
Fair value	3,847	4,841
Maximum exposure to loss	3,957	4,969
Gain from continuing involvement, for the year ended	158	198
Gain from continuing involvement, cumulative to 31 December	445	283
Asset backed securities
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	67	53
Fair value	67	53
Maximum exposure to loss	141	130
Gain from continuing involvement, for the year ended	3	1
Gain from continuing involvement, cumulative to 31 December	5	1
Residential mortgage backed securities
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	3,456	4,462
Fair value	3,452	4,454
Maximum exposure to loss	3,456	4,462
Gain from continuing involvement, for the year ended	150	194
Gain from continuing involvement, cumulative to 31 December	414	261
Commercial mortgage backed securities
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	360	377
Fair value	328	334
Maximum exposure to loss	360	377
Gain from continuing involvement, for the year ended	5	3
Gain from continuing involvement, cumulative to 31 December	£ 26	£ 21